UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

SIERRA CORE RETIREMENT FUND

SIERRA STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2012

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** March 31, 2012 [Annualized]	Inception*** - March 31, 2012 [Annualized]
Sierra Core Retirement Fund – Class A	2.03%	2.01%	8.69%	-
Sierra Core Retirement Fund – Class A with load	(3.84)%	(3.85)%	7.19%	-
Sierra Core Retirement Fund – Class C	1.63%	1.23%	-	4.17%
Sierra Core Retirement Fund – Class I	1.99%	2.01%	8.65%	-
Sierra Core Retirement Fund – Class R	2.13%	2.23%	8.89%	-
S&P 500 Total Return Index	25.89%	8.54%	0.80%	16.24%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.34% for Class A and Class I shares, 2.19% for Class R shares and 3.09% for Class C shares per the February 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

      The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	92.82%
Asset Allocation	6.37%
Other, Cash & Cash Equivalents	0.81%
100.00%

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW

March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

Inception** - March 31, 2012
Sierra Strategic Income Fund – Class A	3.08%
Sierra Strategic Income Fund – Class A with load	(2.85)%
Sierra Strategic Income Fund – Class C	2.91%
Sierra Strategic Income Fund – Class I	3.18%
Sierra Strategic Income Fund – Class R	3.09%
Sierra Strategic Income Fund – Class Y	3.06%
Morningstar Multisector Bond Index	4.68%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.77% for Class A and Class I shares, 1.47% for Class R shares, 1.45% for Class Y shares and 2.37% for Class C shares per the December 21, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** The Fund’s inception date is December 21, 2011

The Multisector Bond Index is used for funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, foreign bonds, and high-yield domestic debt securities, however, it  does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	91.00%
Equity	3.91%
Asset Allocation	3.45%
Other, Cash & Cash Equivalents	1.64%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 99.19%
	ASSET ALLOCATION - 6.37%
3,689,676	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	$ 34,498,472
835,318	RiverNorth/DoubleLine Strategic Income Fund - Class I	9,121,745
		43,620,217
	DEBT - 92.82%
8,919,988	DoubleLine Total Return Bond Fund - Class I	99,636,268
658,371	Forward Long/Short Credit Analysis Fund - Investor Class	5,648,823
1,313,974	Forward Select Income Fund - Institutional Class	30,484,195
5,435,302	John Hancock Strategic Income Fund - Institutional Class	35,764,289
3,077,001	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	35,293,204
10,220,900	Limited Term New York Municipal Fund - Class A	34,342,222
2,950,130	MainStay Floating Rate Fund - Class I	27,878,727
2,828,863	Nuveen High Yield Municipal Bond Fund - Institutional Class	45,092,078
9,385,041	Oppenheimer Rochester National Municipals Fund - Class A	67,572,295
87,268	PIMCO Emerging Markets Bond Fund - Institutional Class	1,018,423
3,704,086	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	39,818,919
3,975,376	PIMCO GNMA Fund - Institutional Class	46,710,667
3,639,597	PIMCO High Yield Fund - Institutional Class	33,811,856
4,461,031	Principal High Yield Fund - Institutional Class	33,903,832
3,373,120	RidgeWorth Institutional US Government Securities Ultra Short Bond Fund - Institutional Class	34,203,437
5,872,773	Vanguard GNMA Fund - Investor Class	64,659,232
		635,838,467
	TOTAL MUTUAL FUNDS
	(Cost $665,764,543)	679,458,684

	SHORT-TERM INVESTMENT - 0.80%
5,450,846	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, to yield 0.02%*
	(Cost $5,450,846)	5,450,846

	TOTAL INVESTMENTS - 99.99% (Cost $671,215,389) (a)	$ 684,909,530
	OTHER ASSETS & LIABILITIES - 0.01%	60,452
	TOTAL NET ASSETS - 100.0%	$ 684,969,982

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	15,996,338
	Unrealized Depreciation:	(2,302,197)
	Net Unrealized Appreciation:	$ 13,694,141
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 98.36%
	ASSET ALLOCATION - 3.45%
375,469	RiverNorth/DoubleLine Strategic Income Fund - Institutional Class	$ 4,100,157

	DEBT - 91.00%
432,495	Baird Core Plus Bond Fund - Institutional Class	4,722,849
536,678	Columbia Floating Rate Fund - Class Z	4,771,068
1,804,449	Columbia High Yield Bond Fund - Class Z	5,088,545
292,347	Columbia High Yield Municipals Fund - Institutional Class	3,008,252
530,291	Columbia Income Opportunities Fund - Class Z	5,080,186
425,870	DoubleLine Total Return Bond Fund - Class I	4,756,963
516,135	DWS Floating Rate Fund - Class S	4,789,729
256,390	DWS Strategic High Yield Tax Free Fund - Class S	3,230,509
269,128	Forward Select Income Fund - Institutional Class	6,243,763
383,517	GW&K Municipal Enhanced Yield Fund - Investor Class	3,800,651
714,207	John Hancock Strategic Income Fund - Institutional Class	4,699,481
390,496	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	4,478,988
928,643	Limited Term New York Municipal Fund - Class A	3,120,241
31,435	MainStay Floating Rate Fund - Class I	297,060
258,938	Nuveen High Yield Municipal Bond Fund - Institutional Class	4,127,468
426,771	Oppenheimer Rochester National Municipals - Class A	3,072,755
591,801	PIMCO Emerging Markets Bond Fund - Institutional Class	6,906,323
430,245	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	4,625,136
550,636	PIMCO High Yield Fund - Institutional Class	5,115,413
514,656	Principal Global Diversified Income Fund - Class A	6,937,562
674,045	Principal High Yield Fund - Institutional Class	5,122,745
589,977	Principal Preferred Securities Fund - Institutional Class	5,887,966
627,737	RidgeWorth Institutional US Government Securities Ultra Short Bond Fund - Institutional Class	6,365,252
168,839	SEI Institutional International Trust - International Fixed Income Fund - Class A	1,769,435
		108,018,340
	EQUITY - 3.91%
423,180	SteelPath MLP Select 40 Fund - Institutional Class	4,638,048

	TOTAL MUTUAL FUNDS
	(Cost $115,165,203)	116,756,545

	SHORT-TERM INVESTMENT - 1.44%
1,707,247	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, to yield 0.02%*
	(Cost $1,707,247)	1,707,247

	TOTAL INVESTMENTS - 99.80% (Cost $116,872,450) (a)	$ 118,463,792
	OTHER ASSETS & LIABILITIES - 0.20%	243,474
	TOTAL NET ASSETS - 100.0%	$ 118,707,266

SIERRA STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,636,572
	Unrealized Depreciation:	(45,230)
	Net Unrealized Appreciation:	$ 1,591,342
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

THE SIERRA FUNDS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
ASSETS
Investment securities:
At cost	$ 671,215,389	$ 116,872,450
At value	$ 684,909,530	$ 118,463,792
Dividends and interest receivable	2,203,149	292,078
Receivable for Fund shares sold	912,285	378,520
Prepaid expenses and other assets	195,475	59,696
TOTAL ASSETS	688,220,439	119,194,086

LIABILITIES
Payable for investments purchased	1,977,021	347,165
Investment advisory fees payable	697,122	38,486
Payable for Fund shares repurchased	445,079	739
Distribution (12b-1) fees payable	104,618	24,179
Fees payable to other affiliates	6,045	52,184
Accrued expenses and other liabilities	20,572	24,067
TOTAL LIABILITIES	3,250,457	486,820
NET ASSETS	$ 684,969,982	$ 118,707,266

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 675,017,119	$ 117,013,332
Undistributed net investment income	3,557,680	102,592
Accumulated net realized loss from security transactions	(7,298,958)	-
Net unrealized appreciation of investments	13,694,141	1,591,342
NET ASSETS	$ 684,969,982	$ 118,707,266

THE SIERRA FUNDS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited) (Continued)

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 131,726,956	$ 3,368,150
Shares of beneficial interest outstanding	5,688,831	164,422
Net asset value (Net Assets ÷ Shares Outstanding) and
redemption price per share	$ 23.16	$ 20.48
Maximum offering price per share (maximum sales charge
of 5.75%) (a)	$ 24.57	$ 21.73

Class C Shares:
Net Assets	$ 49,871,847	$ 27,789,288
Shares of beneficial interest outstanding	2,134,322	1,357,532
Net asset value (Net Assets ÷ Shares Outstanding), offering
price and redemption price per share	$ 23.37	$ 20.47

Class I Shares:
Net Assets	$ 184,904,152	$ 3,452,349
Shares of beneficial interest outstanding	7,998,484	168,382
Net asset value (Net Assets ÷ Shares Outstanding), offering
price and redemption price per share	$ 23.12	$ 20.50

Class R Shares:
Net Assets	$ 318,467,027	$ 6,445,742
Shares of beneficial interest outstanding	13,852,218	314,960
Net asset value (Net Assets ÷ Shares Outstanding), offering
price and redemption price per share	$ 22.99	$ 20.47

Class Y Shares:
Net Assets		$ 77,651,737
Shares of beneficial interest outstanding		3,802,562
Net asset value (Net Assets ÷ Shares Outstanding), offering
price and redemption price per share		$ 20.42

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

THE SIERRA FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

	Sierra Core Retirement Fund	Sierra Strategic Income Fund*
INVESTMENT INCOME
Dividends	$ 18,238,029	$ 1,243,591
Interest	3,017	128
TOTAL INVESTMENT INCOME	18,241,046	1,243,719

EXPENSES
Investment advisory fees	4,223,435	180,068
Distribution (12b-1) fees:
Class A	127,653	1,429
Class C	287,536	48,755
Class I	211,443	1,644
Administrative services fees	246,021	36,246
Transfer agent fees	63,402	11,400
Accounting services fees	47,747	13,155
Custodian fees	38,413	3,491
Registration fees	24,932	45,338
Non 12b-1 shareholder servicing	17,487	21,432
Professional fees	13,215	6,749
Printing and postage expenses	9,224	2,685
Compliance officer fees	8,976	2,685
Insurance expense	3,614	537
Trustees fees and expenses	3,491	1,880
Other expenses	10,428	3,357
TOTAL EXPENSES	5,337,017	380,851

Less: Fee waved/expense reimbursed	-	(97,976)

NET EXPENSES	5,337,017	282,875
NET INVESTMENT INCOME	12,904,029	960,844

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Net realized loss from security transactions	(7,701,502)	-
Distributions of capital gains from underlying investment companies	510,318	-
	(7,191,184)
Net change in unrealized appreciation of:
Investments	8,198,331	1,591,342

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	1,007,147	1,591,342
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 13,911,176	$ 2,552,186

* Sierra Strategic Income Fund commenced operations on December 21, 2011

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2012	September 30,
	(Unaudited)	2011
FROM OPERATIONS
Net investment income	$ 12,904,029	$ 20,184,735
Net realized gain (loss) from security transactions	(7,701,502)	2,495,998
Distributions of capital gains from underlying investment companies	510,318	451,470
Net change in unrealized appreciation (depreciation) of investments	8,198,331	(11,865,693)
Net increase in net assets resulting from operations	13,911,176	11,266,510

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(475,481)	(1,229,690)
Class C	(293,580)	(1,211,818)
Class I	(772,748)	(2,606,950)
Class R	(1,420,589)	(11,848,414)
From net investment income:
Class A	(1,687,080)	(1,563,536)
Class C	(614,971)	(1,097,935)
Class I	(2,568,896)	(3,407,164)
Class R	(4,963,343)	(13,829,283)
Net decrease in net assets resulting from distributions to shareholders	(12,796,688)	(36,794,790)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	78,832,741	46,890,253
Class C	18,865,666	34,209,248
Class I	73,597,633	165,760,584
Class R	55,327,355	139,458,246
Net asset value of shares issued in reinvestment of distributions:
Class A	1,935,208	2,530,760
Class C	780,272	2,134,159
Class I	3,084,531	5,540,935
Class R	6,086,157	25,068,369
Payments for shares redeemed:
Class A	(15,102,895)	(12,989,003)
Class C	(29,040,427)	(7,722,971)
Class I	(28,760,200)	(143,828,257)
Class R	(128,538,042)	(90,134,210)
Net increase in net assets resulting from shares of beneficial interest	37,067,999	166,918,113

TOTAL INCREASE IN NET ASSETS	38,182,487	141,389,833

NET ASSETS
Beginning of Period	646,787,495	505,397,662
End of Period*	$ 684,969,982	$ 646,787,495
*Includes undistributed net investment income of:	$ 3,557,680	$ 487,941

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2012	September 30,
	(Unaudited)	2011
SHARE ACTIVITY
Class A:
Shares Sold	3,419,223	1,991,469
Shares Reinvested	84,193	109,041
Shares Redeemed	(654,303)	(551,504)
Net increase in shares of beneficial interest outstanding	2,849,113	1,549,006

Class C:
Shares Sold	809,989	1,438,406
Shares Reinvested	33,720	91,050
Shares Redeemed	(1,252,837)	(325,332)
Net increase (decrease) in shares of beneficial interest outstanding	(409,128)	1,204,124

Class I:
Shares Sold	3,195,237	7,044,772
Shares Reinvested	134,490	238,741
Shares Redeemed	(1,246,512)	(6,051,202)
Net increase in shares of beneficial interest outstanding	2,083,215	1,232,311

Class R:
Shares Sold	2,417,989	5,922,426
Shares Reinvested	266,820	1,087,087
Shares Redeemed	(5,610,595)	(3,824,811)
Net increase (decrease) in shares of beneficial interest outstanding	(2,925,786)	3,184,702

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31,
2012**
(Unaudited)
FROM OPERATIONS
Net investment income	$ 960,844
Net change in unrealized appreciation of investments	1,591,342
Net increase in net assets resulting from operations	2,552,186

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(15,650)
Class C	(146,999)
Class I	(17,892)
Class R	(28,024)
Class Y	(649,687)
Net decrease in net assets resulting from distributions to shareholders	(858,252)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,377,904
Class C	27,680,841
Class I	4,562,641
Class R	6,841,814
Class Y	76,637,121
Net asset value of shares issued in reinvestment of distributions:
Class A	15,024
Class C	21,430
Class I	17,303
Class R	26,958
Class Y	649,652
Payments for shares redeemed:
Class A	(33,110)
Class C	(232,595)
Class I	(1,137,577)
Class R	(416,837)
Class Y	(997,237)
Net increase in net assets resulting from shares of beneficial interest	117,013,332

TOTAL INCREASE IN NET ASSETS	118,707,266

NET ASSETS
Beginning of Period	-
End of Period*	$ 118,707,266
*Includes undistributed net investment income of:	$ 102,592

** Sierra Strategic Income Fund commenced operations on December 21, 2011

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Period Ended
March 31,
2012**
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	165,301
Shares Reinvested	733
Shares Redeemed	(1,612)
Net increase in shares of beneficial interest outstanding	164,422

Class C:
Shares Sold	1,367,845
Shares Reinvested	1,054
Shares Redeemed	(11,367)
Net increase in shares of beneficial interest outstanding	1,357,532

Class I:
Shares Sold	222,981
Shares Reinvested	843
Shares Redeemed	(55,442)
Net increase in shares of beneficial interest outstanding	168,382

Class R:
Shares Sold	333,963
Shares Reinvested	1,317
Shares Redeemed	(20,320)
Net increase in shares of beneficial interest outstanding	314,960

Class Y:
Shares Sold	3,819,749
Shares Reinvested	31,922
Shares Redeemed	(49,109)
Net increase in shares of beneficial interest outstanding	3,802,562

** Sierra Strategic Income Fund commenced operations on December 21, 2011

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Period Ended
	2012		September 30,	September 30,		September 30,		September 30,
Class A Shares	(Unaudited)		2011	2010		2009		2008 (1)
Net asset value, beginning of period	$ 23.12		$ 24.24	$ 24.26		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (loss) (2)	0.45		0.82	0.96		0.81		(0.04)
Net realized and unrealized
gain (loss) on investments	0.02		(0.32)	1.25		4.64		(0.76)
Total from investment operations	0.47		0.50	2.21		5.45		(0.80)

Less distributions from:
Net investment income	(0.33)		(0.78)	(0.86)		(0.39)		-
Net realized gains	(0.10)		(0.84)	(1.37)		-		-
Total distributions	(0.43)		(1.62)	(2.23)		(0.39)		-

Net asset value, end of period	$ 23.16		$ 23.12	$ 24.24		$ 24.26		$ 19.20

Total return (3)	2.03%	(9)	2.18%	9.73%		28.73%		(4.00)%	(9)

Net assets, at end of period (000s)	$ 131,727		$ 65,664	$ 31,288		$ 6,765		$ 19	(10)

Ratio of gross expenses to average
net assets (4)(7)	1.64%	(6)	1.65%	1.69%		1.70%		1.79%	(6)
Ratio of net expenses to average
net assets (7)	1.64%	(6)	1.65%	1.70%	(5)	1.75%	(5)	1.75%	(6)
Ratio of net investment income
to average net assets (7)(8)	3.86%	(6)	3.47%	4.01%		3.46%		1.14%	(6)

Portfolio Turnover Rate	82%	(9)	199%	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Not annualized.
(10)	Actual net assets, not truncated.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2012		September 30,	September 30,
Class C Shares	(Unaudited)		2011	2010 (1)
Net asset value, beginning of period	$ 23.33		$ 24.44	$ 23.32

Activity from investment operations:
Net investment income (2)	0.35		0.65	0.39
Net realized and unrealized
gain (loss) on investments	0.03		(0.31)	0.97
Total from investment operations	0.38		0.34	1.36

Less distributions from:
Net investment income	(0.24)		(0.61)	(0.24)
Net realized gains	(0.10)		(0.84)	-
Total distributions	(0.34)		(1.45)	(0.24)

Net asset value, end of period	$ 23.37		$ 23.33	$ 24.44

Total return	1.63%	(7)	1.48%	5.85%	(7)

Net assets, at end of period (000s)	$ 49,872		$ 59,338	$ 32,726

Ratio of gross expenses to average
net assets (3)(5)	2.38%	(4)	2.40%	2.47%	(4)
Ratio of net expenses to average
net assets (5)	2.38%	(4)	2.40%	2.47%	(4)
Ratio of net investment income
to average net assets (5)(6)	3.02%	(4)	2.72%	2.52%	(4)

Portfolio Turnover Rate	82%	(7)	199%	101%	(7)

(1)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Not annualized.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended		Year Ended		Period Ended
	2012		September 30,		September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 23.09		$ 24.23		$ 24.25		$ 19.21		$ 20.00

Activity from investment operations:
Net investment income (2)	0.44		0.81		0.95		0.76		0.17
Net realized and unrealized
gain (loss) on investments	0.02		(0.29)		1.26		4.67		(0.90)
Total from investment operations	0.46		0.52		2.21		5.43		(0.73)

Less distributions from:
Net investment income	(0.33)		(0.82)		(0.86)		(0.39)		(0.06)
Net realized gains	(0.10)		(0.84)		(1.37)		-		-
Total distributions	(0.43)		(1.66)		(2.23)		(0.39)		(0.06)

Net asset value, end of period	$ 23.12		$ 23.09		$ 24.23		$ 24.25		$ 19.21

Total return	1.99%	(8)	2.24%	(9)	9.73%		28.54%		(3.67)%	(8)

Net assets, at end of period (000s)	$ 184,904		$ 136,562		$ 113,476		$ 37,134		$ 87

Ratio of gross expenses to average
net assets (3)(6)	1.64%	(5)	1.65%		1.70%		1.70%		1.79%	(5)
Ratio of net expenses to average
net assets (6)	1.64%	(5)	1.65%		1.70%	(4)	1.75%	(4)	1.75%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.78%	(5)	3.42%		4.00%		3.24%		1.14%	(5)

Portfolio Turnover Rate	82%	(8)	199%		101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class I shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	For the year ended September 30, 2011, 0.04% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Period Ended
	2012		September 30,	September 30,		September 30,		September 30,
Class R Shares	(Unaudited)		2011	2010		2009		2008 (1)
Net asset value, beginning of period	$ 22.96		$ 24.12	$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.45		0.90	1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	0.04		(0.33)	1.26		5.01		(0.81)
Total from investment operations	0.49		0.57	2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.36)		(0.89)	(0.96)		(0.49)		(0.19)
Net realized gains	(0.10)		(0.84)	(1.37)		-		-
Total distributions	(0.46)		(1.73)	(2.33)		(0.49)		(0.19)

Net asset value, end of period	$ 22.99		$ 22.96	$ 24.12		$ 24.19		$ 19.20

Total return	2.13%	(8)	2.47%	10.01%		28.91%		(3.08)%	(8)

Net assets, at end of period (000s)	$ 318,467		$ 385,223	$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (3)(6)	1.39%	(5)	1.40%	1.44%		1.48%		1.54%	(5)
Ratio of net expenses to average
net assets (6)	1.39%	(5)	1.40%	1.45%	(4)	1.50%	(4)	1.50%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.91%	(5)	3.81%	4.23%		2.29%		1.27%	(5)

Portfolio Turnover Rate	82%	(8)	199%	101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class C	Class I	Class R	Class Y
Period Ended March 31, 2012 (1)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 20.00	$ 20.00	$ 20.00

Activity from investment operations:
Net investment income (loss) (2)	0.26	0.20	0.25	0.31	0.22
Net realized and unrealized
gain (loss) on investments	0.36	0.38	0.39	0.31	0.39
Total from investment operations	0.62	0.58	0.64	0.62	0.61

Less distributions from:
Net investment income	(0.14)	(0.11)	(0.14)	(0.15)	(0.19)
Total distributions	(0.14)	(0.11)	(0.14)	(0.15)	(0.19)

Net asset value, end of period	$ 20.48	$ 20.47	$ 20.50	$ 20.47	$ 20.42

Total return (3)(9)	3.08%	2.91%	3.18%	3.09%	3.06%

Net assets, at end of period (000s)	$ 3,368	$ 27,789	$ 3,452	$ 6,446	$ 77,652

Ratio of gross expenses to average
net assets (4)(6)(7)	1.71%	2.31%	1.71%	1.41%	1.36%
Ratio of net expenses to average
net assets (5)(6)(7)	1.30%	1.90%	1.30%	1.00%	0.95%
Ratio of net investment income
to average net assets (6)(7)(8)	4.56%	3.54%	4.45%	5.41%	3.96%

Portfolio Turnover Rate (9)	0%	0%	0%	0%	0%

(1)	The Sierra Strategic Income Fund's shares commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Not annualized.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”), collectively (“the Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-ended management investment companies. SCRF’s investment objective is to provide long-term total return and to limit volatility and risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds’ pursue their investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I and Class R shares with SSIF also offering Class Y. Class C, Class I, Class R, and Class Y shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

March 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Sierra Core Retirement Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 679,458,684	$ -	$ -	$ 679,458,684
Short-Term Investments	5,450,846	-	-	5,450,846
Total	$ 684,909,530	$ -	$ -	$ 684,909,530

Sierra Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 116,756,545	$ -	$ -	$ 116,756,545
Short-Term Investments	1,707,247	-	-	1,707,247
Total	$ 118,463,792	$ -	$ -	$ 118,463,792

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years(SCRF, 2008-2011; SSIF, 2011), or expected to be taken in the Funds’ 2011 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $655,671,949 and $502,442,023, respectively for SCRF. For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $115,079,221 and $0, respectively for SSIF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Wright Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2013 for SSIF and February 28 2013 for SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y
SCRF	1.75%	1.75%	1.50%	2.50%	N/A
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Funds' operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

As of March 31, 2012, there were no previously waived fees or reimbursed expenses available for recapture.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of SCRF’s Class A shares for the six months ended March 31, 2012, the Distributor received $226,666 from front-end sales charge of which $11,285 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the period ended March 31, 2012, the Distributor received $39,901 from front-end sales charge of which $2,716 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Funds each pay a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods for SCRF was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2011	September 30, 2010
Ordinary Income	$ 27,436,677	$ 25,613,725
Long-Term Capital Gain	9,358,113	188,535
Total	$ 36,794,790	$ 25,802,260

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis for SCRF were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forward	Loss	(Depreciation)	Earnings/(Deficits)
$ 487,941	$ 2,959,384	$ -	$ -	$ 5,391,050	$ 8,838,375

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to ordinary income distributions, resulted in reclassification as of September 30, 2011 as follows: a decrease in undistributed net investment income of $145,886 and an increase in accumulated net realized gain from security transactions of $145,886.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

6.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2012, Ameritrade, Inc. held approximately 64% of the voting securities of SSIF’s Class Y shares.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

THE SIERRA FUNDS

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period*+ 10/1/11– 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Sierra Core Retirement Class A	$1,000.00	$1,020.30	$8.28	1.64%
Sierra Core Retirement Class C	1,000.00	1,016.30	12.00	2.38
Sierra Core Retirement Class I	1,000.00	1,019.90	8.28	1.64
Sierra Core Retirement Class R	1,000.00	1,021.30	7.02	1.39
Sierra Strategic Income Class A	1000.00	1,030.80	3.61	1.30
Sierra Strategic Income Class C	1,000.00	1,029.10	5.27	1.90
Sierra Strategic Income Class I	1,000.00	1,031.80	3.61	1.30
Sierra Strategic Income Class R	1,000.00	1,030.90	2.77	1.00
Sierra Strategic Income Class Y	1,000.00	1,030.60	2.77	0.95

THE SIERRA FUNDS

EXPENSE EXAMPLES (Continued)

March 31, 2012 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period*+ 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Sierra Core Retirement Class A	$1,000.00	$1,016.80	$8.27	1.64%
Sierra Core Retirement Class C	1,000.00	1,013.10	11.98	2.38
Sierra Core Retirement Class I	1,000.00	1,016.80	8.27	1.64
Sierra Core Retirement Class R	1,000.00	1,018.05	7.01	1.39
Sierra Strategic Income Class A	1000.00	1,010.11	3.57	1.30
Sierra Strategic Income Class C	1,000.00	1,008.47	5.21	1.90
Sierra Strategic Income Class I	1,000.00	1,010.11	3.57	1.30
Sierra Strategic Income Class R	1,000.00	1,010.93	2.75	1.00
Sierra Strategic Income Class Y	1,000.00	1,011.07	2.75	0.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

+ Sierra Strategic Income Fund commenced operations on December 21, 2011 therefore  their expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (100) divided by the number of days in the fiscal year (366).

Renewal of Advisory Agreement – Sierra Core Retirement Fund

In connection with a regular meeting held on September 21, 2011, the Board of Trustees ,  (the "Board" or the “Trustees” ) of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of an investment advisory agreement (the "Advisory Agreement") between Wright Fund Management, LLC (the "Adviser") and the Trust, on behalf of the Sierra Core Retirement Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees discussed the nature of the Adviser’s operations , the quality of its compliance infrastructure and the experience of its fund management personnel , including experience advising the Fund ..  The Board reviewed financial information from the Adviser and concluded that the Adviser has sufficient financial resources to meet its obligations to the Trust.  The Trustees, including the Independent Trustees, concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board considered the Adviser’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.   The Board noted that for the 1-year and since-inception periods ended July 31, 2011, the Fund had outperformed a group of funds employing a similar strategy. They further noted that although the Fund had lagged the S&P 500 for the 1-year period, it had outperformed the S&P 500 over the approximately 3-year since-inception period. The Board further noted that it believes longer term measures are more indicative of the skill of the Adviser.   The Board , including the Independent Trustees, concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.   The Trustees further noted that because of the adviser's proprietary strategy, which would be difficult to replicate or replace, and its strong historical performance, that fees higher than the reference group were justified.   The Trustees , including the Independent Trustees, concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser ..

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board , including the Independent Trustees, that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. They further discussed the adviser's continuing commitment to expend significant adviser assets in marketing the Fund.   The Trustees , including the Independent Trustees, concluded that because of the Fund’s current and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of Advisory Agreement –Sierra Strategic Income Fund

In connection with a regular meeting held on September 21, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Wright Fund Management, LLC (the "Adviser") and the Trust, on behalf of the Sierra Strategic Income Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board , discussed the Adviser’s client base and assets under management , and answer ed questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed materials related to the Adviser’s proposed A dvisory A greement with the Trust, including information on the firm's investment strategies executed for its existing clients, including the Sierra Core Retirement Fund.  The materials also included a summary regarding the Fund's investment strategies.  The Trustees discussed the nature of the adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising an existing fund in the Trust ..  The Board reviewed the capitalization of the A dviser based on current financial information provided by the A dviser in the Board materials and concluded that it was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees , including the Independent Trustees, concluded that the A dviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the past performance of the Sierra Core Retirement Fund noting that for the one-year and three-year periods it had outperformed a group of similar funds selected from a Morningstar database.  The Board also considered simulated past performance of the new Fund's strategy via representative income-focused mutual funds as well as separate accounts that have an income focus.  The Board , including the Independent Trustees, concluded that while the Adviser did not have accounts that employ strategies identical to the proposed Fund, the performance of the Adviser 's similarly managed accounts, simulated Fund performance and performance of the Sierra Core Retirement Fund suggests that the Adviser is qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee for the based on the average net assets of the Fund.   The Board also noted the Fund's projected total expenses, after taking into account the effect of an expense limitation to be provided by the Adviser , were slightly above the upper end of the range of fees when compared to the level of fees paid by a reference group of other similarly managed mutual funds.   The Trustees, including the Independent Trustees, concluded that the Fund's advisory fee, which is in a range of reasonable fees when compared to a group of similarly managed funds, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  The Trustees noted the significant growth of the Sierra Core Retirement Fund, and discussed the likely growth of the F und.  The Board and the Adviser agreed that the parties would revisit the issue of breakpoints should the Fund gather significant assets.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered that there were no ancillary profits to be realized by the Adviser from affiliated brokerage activities.  The Trustees also noted that any forecast of profits is speculative.  The Trustees , including the Independent Trustees, concluded that because of the Fund's expected asset level, the Board was satisfied that the Adviser 's level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

In connection with the regular meeting held on September 21, 2011, the Board also considered the approval of sub-advisory agreement (the “Sub-Advisory Agreement”) between F-Squared Institutional Advisors, LLC ( the “Sub-Adviser”) and Risk Paradigm Group (the “Adviser”), with respect to the RPG Emerging Market Premium Sector Rotation Fund ( the “ Fund ”) ..  In considering the Sub-Advisory Agreement, the Board received materials relat ed to the Sub-Advisory Agreement from the Sub-Adviser , including information on the firm's investment strategies executed for its existing clients ..  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.   The Trustees discussed the nature of the Sub-Adviser 's operations, the quality of its compliance infrastructure and the experience of its fund management sub-advisory personnel, including sub-advising other mutual funds.  The Board reviewed key income and profit summary statistics for the Sub-Adviser as well as a letter from the Sub-Adviser 's provided by the Sub-Adviser in the Board materials.  The Trustees , including the Independent Trustees, concluded that the Sub-Adviser has the ability to provide a level of sub-advisory service consistent with the Board's expectations.

Performance.  Because the Sub-Adviser has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board considered simulated past performance of the emerging market strategy to be employed by the Sub-Adviser ..  The Board , including the Independent Trustees, concluded that the past performance summary appeared to be reasonably representative of the other accounts managed by the Sub-Adviser and demonstrates above-index historical performance.  The Trustees agreed that the Sub-Adviser 's simulated past performance suggests it is qualified to serve as Sub-Adviser to the Fund.

Fees and Expenses.  The Board noted that the A dviser would pay the Sub-Adviser a 0.55% annual advisory fee based on the average net assets of the Fund.  The Trustees , including the Independent Trustees, noted that the sub-advisory fee was within a range of reasonable fees when compared to the level of fees paid by a group of other similarly managed mutual funds.  The Trustees concluded that the sub-advisory fee, as well as the Fund's overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser ..

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board , including the Independent Trustees, that based on the anticipated size of Fund for the initial two years of the S ub- A dvisory A greement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the sub-advisory management of the Fund.  The Trustees also noted that any forecast of profits is speculative.  The Trustees , including the Independent Trustees, concluded that because of the Fund's expected asset level, the Board was satisfied that the Sub-Adviser 's level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the sub-advisory agreement and concluded that the sub-advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12